CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 22,341	$ 20,466
Short-term bank deposits	127	111
Restricted cash and deposits	6	5
Trade receivables, net	9,840	10,306
Unbilled accounts receivable	219	228
Other accounts receivable and prepaid expenses	2,710	2,161
Inventories	5,591	4,957
Total current assets	40,834	38,234
LONG-TERM ASSETS:
Deferred tax assets	671	1,158
Operating lease right-of-use assets	549	528
Property and equipment, net	1,622	1,328
Intangible assets, net	142	468
Goodwill	10,850	10,360
Total long-term assets	13,834	13,842
Total assets	54,668	52,076
CURRENT LIABILITIES:
Trade payables	1,889	2,689
Deferred revenues and customer advances	2,884	3,044
Other accounts payable and accrued expenses	3,993	6,433
Short-term operating lease liabilities	269	254
Total current liabilities	9,035	12,420
LONG-TERM LIABILITIES:
Deferred revenues	1,510	1,171
Deferred tax liabilities	580	443
Long-term operating lease liabilities	289	296
Other long-term liabilities	38	70
Total long-term liabilities	2,417	1,980
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Common shares no par value - Authorized: 39,748,000 shares at December 31, 2025 and 2024; Issued and outstanding: 23,331,653 and 23,326,653 shares at December 31, 2025 and 2024, respectively	0	0
Additional paid-in capital	38,005	37,377
Accumulated other comprehensive income (loss)	(507)	(980)
Foreign currency translation adjustments (Company's standalone financial statements)	9,664	8,442
Accumulated deficit	(3,946)	(7,163)
Total shareholders' equity	43,216	37,676
Total liabilities and shareholders' equity	$ 54,668	$ 52,076